Basis of preparation of the consolidated financial statements (Details)				15 Months Ended
	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2017
Campos Novos Energia S.A. - "Enercan"
Significant investment in subsidiary
Percentage of Capital	20.98%		20.98%
Capim Branco Energia
Significant investment in subsidiary
Percentage of Capital	12.63%		12.63%
Cia . Minera Gaico S.A.
Significant investment in subsidiary
Percentage of Capital	93.40%		93.40%
Cia. Magistral S.A.C
Significant investment in subsidiary
Percentage of Capital	100.00%
Cia. Minera Dona Isabel Ltda.
Significant investment in subsidiary
Percentage of Capital	100.00%		100.00%
Cia. Minera Shalipayco S.A.C
Significant investment in subsidiary
Percentage of Capital	75.00%		75.00%
Nexa Resources Atacocha S.A.A. - "NEXA ATACOCHA" (formely Compania Minera Atacocha S.A.A.)
Significant investment in subsidiary
Percentage of Capital	66.62%		66.62%
NEXA PERU
Significant investment in subsidiary
Percentage of Capital	80.23%		80.23%
Consorcio UHE Igarapava
Significant investment in subsidiary
Percentage of Capital	23.93%		23.93%
InPac Holding Limited
Significant investment in subsidiary
Percentage of Capital	100.00%		100.00%
Inversiones Garza Azul S.A.C
Significant investment in subsidiary
Percentage of Capital	100.00%		100.00%
L.D.O.S.P.E. Empreendimentos e Participaes Ltda.
Significant investment in subsidiary
Percentage of Capital	100.00%
L.D.Q.S.P.E. Empreendimentos e Participaes Ltda.
Significant investment in subsidiary
Percentage of Capital	100.00%
L.D.R.S.P.E. Empreendimentos e Participaes Ltda.
Significant investment in subsidiary
Percentage of Capital	100.00%
Nexa Resources El Porvenir S.A.C. (formely Milpo Andina Peru S.A.C.)
Significant investment in subsidiary
Percentage of Capital	99.99%		99.99%
Nexa Resources UK Ltd. - "NEXA UK" (formely Milpo UK Limited)
Significant investment in subsidiary
Percentage of Capital	100.00%		100.00%
Minera Bongara S.A.
Significant investment in subsidiary
Percentage of Capital	61.00%		61.00%
Minera Cerro Colorado S.A.C
Significant investment in subsidiary
Percentage of Capital	99.99%		99.00%
Minera Chambara S.A.C
Significant investment in subsidiary
Percentage of Capital	15.00%		15.00%
Minera Pampa de Cobre S.A.C
Significant investment in subsidiary
Percentage of Capital	99.99%		99.00%
Minera Rayrock Ltda.
Significant investment in subsidiary
Percentage of Capital			84.08%
Mineracao Dardanelos Ltda.
Significant investment in subsidiary
Percentage of Capital	70.00%		70.00%
Mineracao Santa Maria Ltda.
Significant investment in subsidiary
Percentage of Capital	99.99%		99.99%
Otavi Mining Investments (Pty) Ltd.
Significant investment in subsidiary
Percentage of Capital	100.00%		100.00%
Otjitombo Mining Proprietary Ltd.
Significant investment in subsidiary
Percentage of Capital	100.00%		100.00%
Pollarix S. A.
Significant investment in subsidiary
Percentage of Capital	33.33%		33.33%
Rayrock Antofagasta S.A.C
Significant investment in subsidiary
Percentage of Capital	99.99%		100.00%
SMRL CMA n 54
Significant investment in subsidiary
Percentage of Capital	100.00%		100.00%
SMRL Ltda. Pepita 1
Significant investment in subsidiary
Percentage of Capital	57.50%		57.50%
Votorantim Andina S.A. - "VASA"
Significant investment in subsidiary
Percentage of Capital	99.99%		99.99%
Votorantim GmbH
Significant investment in subsidiary
Percentage of Capital	100.00%		100.00%
Votorantim Investimentos Latino-Americanos S.A. - "VILA"
Significant investment in subsidiary
Percentage of Capital	100.00%		100.00%	100.00%
Votorantim Metais Argentina S.A.
Significant investment in subsidiary
Percentage of Capital			90.00%
Votorantim Metais Bolivia S.R.L.
Significant investment in subsidiary
Percentage of Capital			76.61%
Nexa Resources Cajamarquilla S.A. - "NEXA CJM" (formely Votorantim Metais Cajamarquilla S.A. - "CJM")
Significant investment in subsidiary
Percentage of Capital	99.99%		99.99%
NEXA BR
Significant investment in subsidiary
Percentage of Capital	100.00%	100.00%	100.00%
Votorantim Metals Cananda Inc.
Significant investment in subsidiary
Percentage of Capital	100.00%		100.00%
Votorantim Metals Namibia Ltd.
Significant investment in subsidiary
Percentage of Capital	100.00%		100.00%
Votorantim US. Inc.
Significant investment in subsidiary
Percentage of Capital	100.00%		100.00%